Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 4 - CASH AND CASH EQUIVALENTS:

The Company considers all highly liquid investments, which are readily convertible into known amounts of cash and have original maturities of three months or less from the date of acquisition, as cash equivalents.

As of December 31, 2025 and 2024, the balance of cash and cash equivalents comprised as follows:

	December 31
	2025	2024
	U.S. dollars in thousands
Cash on hand	2,979	2,773
Money market funds	8,919	-
Short-term bank deposits up to 3 months	369	12,308
Cash and cash equivalents	12,267	15,081